Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Long-Term Investments

	As of December 31,
	2023	2024
	RMB	RMB	US$
Equity investments accounted for using Equity Method	242,997	210,119	28,786
Equity investments accounted for using the measurement alternative	539,433	503,336	68,957
Investment accounted for under fair value option	43,333	8,626	1,182
Available-for-sale debt securities under fair value	111,697	95,249	13,049
Total	937,460	817,330	111,974

Summary of unaudited condensed financial information of the Group's equity investments	The summarized financial information of the Group’s equity method investees, presented in aggregate as required by Regulation S-X Rule 4-08(g), is as follows:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance sheet data:
Current assets	514,186	195,615	26,799
Non-current assets	1,298,749	1,155,477	158,300
Current liabilities	89,210	48,443	6,637
Non-current liabilities	5,843	8,632	1,183

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Operating data:
Revenues	755,532	156,948	75,805	10,385
Gross profit	285,140	19,206	(12,085)	(1,656)
Operating loss	(10,022)	(64,535)	(150,914)	(20,675)
Net loss	(8,133)	(60,929)	(148,523)	(20,348)

Schedule of Unrealized and Realized Gains and Losses of Equity Securities

Total unrealized and realized gains and losses of equity securities accounted for using the measurement alternative for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	33,346	501	23,279	3,189
Gross unrealized losses (impairment)	(287,005)	(168,759)	(94,930)	(13,005)
Net unrealized losses on equity securities held	(253,659)	(168,258)	(71,651)	(9,816)
Net realized gains on equity securities sold	32,536	6,117	2,627	360
Total net losses recognized in other income, net	(221,123)	(162,141)	(69,024)	(9,456)